CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
CHANGES IN ACCOUNTING POLICIES	CHANGES IN ACCOUNTING POLICIES
New and amended standards adopted by the Company

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest rate benchmark reform – Phase 2
In August 2020, the IASB issued an amendment to IFRS 9 – Financial instruments, IAS 39 – Financial instruments: recognition and measurement, IFRS 7 – Financial instrument: disclosures, IFRS 4 – Insurance contracts and IFRS 16 – Leases. The amendments address issues that arise from implementation of Interbank Offered Rate (IBOR) reform, where IBORs are replaced with alternative benchmark rates. For financial instruments at amortized cost, the amendments introduce a practical expedient such that if a change in the contractual cash flows is as a result of IBOR reform and occurs on an economically equivalent basis, the change will be accounted for by updating the effective interest rate with no immediate gain or loss recognized. The amendments also provide additional temporary relief from applying specific IAS 39 and IFRS 9 hedge accounting requirements to hedging relationships affected by IBOR reform and will require disclosure of information about new risks arising from the reform and how the transition to alternative benchmark rates will be managed.

This amendment to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 was adopted April 1, 2021. The Company has elected to apply the practical expedient and will apply to transactions occurring subsequent to April 1, 2021. The Company’s treasury department is managing the transition plan so that the existing contracts that refer to IBORs shall be adjusted to ensure contract continuity and address term and credit differences between IBORs and alternative reference rates. The adoption of this amendment had no material impact on the consolidated financial statements.

Configuration or customization costs in a cloud computing arrangement – IAS 38
In fiscal 2022, the IFRS Interpretations Committee finalized an agenda decision which clarifies the accounting for configuration and customization costs incurred in a cloud computing arrangement, more specifically in a Software as a Service arrangement (SaaS). The agenda decision provides guidance on assessing whether costs incurred can be capitalized as an intangible asset and on the timing of expense recognition. Judgement is required to determine if the capitalization criteria are met. The Company modified its accounting policy to align with the agenda decision and previously capitalized costs that no longer qualify for capitalization were expensed in the current period (Note 5).